Shareholder Report, Holdings (Details)	Sep. 30, 2025
Defiance Enhanced Long Vol ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Defiance Enhanced Long Vol ETF | S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $6,325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
Defiance Enhanced Long Vol ETF | CBOE Volatility Index Future, Expiration 10/22/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
Defiance Enhanced Long Vol ETF | CBOE Volatility Index Future, Expiration 11/19/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Defiance Enhanced Long Vol ETF | S&P 500 Index, Expiration: 12/31/2025; Exercise Price: 6,325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Defiance Enhanced Long Vol ETF | CBOE Volatility Index Future, Expiration 12/17/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Defiance Enhanced Long Vol ETF | First American Government Obligations Fund - Class X, 4.05% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Defiance Enhanced Long Vol ETF | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
Defiance Enhanced Long Vol ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
Defiance Enhanced Long Vol ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Defiance Enhanced Long Vol ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Defiance Leveraged Long + Income AMD ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Defiance Leveraged Long + Income AMD ETF | First American Government Obligations Fund - Class X, 4.05% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Defiance Leveraged Long + Income AMD ETF | Advanced Micro Devices, Inc., Expiration: 10/03/2025; Exercise Price: $120.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Defiance Leveraged Long + Income AMD ETF | Advanced Micro Devices, Inc. Swap; Maturity Date: 09/21/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
Defiance Leveraged Long + Income AMD ETF | Advanced Micro Devices, Inc., Expiration: 10/03/2025; Exercise Price: $162.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Defiance Leveraged Long + Income AMD ETF | Advanced Micro Devices, Inc., Expiration: 10/03/2025; Exercise Price: $175.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Defiance Leveraged Long + Income AMD ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Defiance Leveraged Long + Income AMD ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
Defiance Leveraged Long + Income AMD ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.40%
Defiance Leveraged Long + Income AMD ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Defiance Leveraged Long + Income Ethereum ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Defiance Leveraged Long + Income Ethereum ETF | First American Government Obligations Fund - Class X, 4.05% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Defiance Leveraged Long + Income Ethereum ETF | iShares Ethereum Trust ETF, Expiration: 10/03/2025; Exercise Price: $22.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Defiance Leveraged Long + Income Ethereum ETF | iShares Ethereum Trust ETF, Expiration: 10/03/2025; Exercise Price: $30.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
Defiance Leveraged Long + Income Ethereum ETF | iShares Ethereum Trust ETF, Expiration: 10/03/2025; Exercise Price: $32.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Defiance Leveraged Long + Income Ethereum ETF | iShares Ethereum Swap; Maturity Date: 10/20/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Leveraged Long + Income Ethereum ETF | iShares Ethereum Swap; Maturity Date: 09/18/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Leveraged Long + Income Ethereum ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
Defiance Leveraged Long + Income Ethereum ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Leveraged Long + Income Ethereum ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Defiance Leveraged Long + Income Ethereum ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Defiance Leveraged Long + Income HIMS ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Defiance Leveraged Long + Income HIMS ETF | First American Government Obligations Fund - Class X, 4.05% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Defiance Leveraged Long + Income HIMS ETF | Hims & Hers Health, Inc., Expiration: 10/03/2025; Exercise Price: $37.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Defiance Leveraged Long + Income HIMS ETF | Hims & Hers Health, Inc. Swap; Maturity Date: 09/22/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Defiance Leveraged Long + Income HIMS ETF | Hims & Hers Health, Inc., Expiration: 10/03/2025; Exercise Price: $55.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
Defiance Leveraged Long + Income HIMS ETF | Hims & Hers Health, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Defiance Leveraged Long + Income HIMS ETF | Hims & Hers Health, Inc., Expiration: 10/03/2025; Exercise Price: $59.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Defiance Leveraged Long + Income HIMS ETF | Hims & Hers Health, Inc. Swap; Maturity Date: 09/09/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Defiance Leveraged Long + Income HIMS ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
Defiance Leveraged Long + Income HIMS ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Defiance Leveraged Long + Income HIMS ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.60%
Defiance Leveraged Long + Income HIMS ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Defiance Leveraged Long + Income HOOD ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Defiance Leveraged Long + Income HOOD ETF | First American Government Obligations Fund - Class X, 4.05% [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Defiance Leveraged Long + Income HOOD ETF | Robinhood Markets, Inc. Swap; Maturity Date: 09/22/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Defiance Leveraged Long + Income HOOD ETF | Robinhood Markets, Inc., Expiration: 10/03/2025; Exercise Price: $90.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Defiance Leveraged Long + Income HOOD ETF | Robinhood Markets, Inc. Swap; Maturity Date: 09/09/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Defiance Leveraged Long + Income HOOD ETF | Robinhood Markets, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Defiance Leveraged Long + Income HOOD ETF | Robinhood Markets, Inc., Expiration: 10/03/2025; Exercise Price: $147.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Defiance Leveraged Long + Income HOOD ETF | Robinhood Markets, Inc., Expiration: 10/03/2025; Exercise Price: $155.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Leveraged Long + Income HOOD ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Defiance Leveraged Long + Income HOOD ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Defiance Leveraged Long + Income HOOD ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.70%
Defiance Leveraged Long + Income HOOD ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Defiance Leveraged Long + Income MSTR ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Defiance Leveraged Long + Income MSTR ETF | First American Government Obligations Fund - Class X, 4.05% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Defiance Leveraged Long + Income MSTR ETF | Strategy, Inc., Expiration: 10/03/2025; Exercise Price: $200.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Defiance Leveraged Long + Income MSTR ETF | Strategy, Inc. Swap; Maturity Date: 09/26/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Defiance Leveraged Long + Income MSTR ETF | Strategy, Inc., Expiration: 10/03/2025; Exercise Price: $315.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
Defiance Leveraged Long + Income MSTR ETF | Strategy, Inc. Swap; Maturity Date: 09/08/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Defiance Leveraged Long + Income MSTR ETF | Strategy, Inc. Swap; Maturity Date: 10/06/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Defiance Leveraged Long + Income MSTR ETF | Dreyfus Government Cash Management - Institutional Class, 4.04% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Defiance Leveraged Long + Income MSTR ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Defiance Leveraged Long + Income MSTR ETF | Strategy, Inc., Expiration: 10/03/2025; Exercise Price: $345.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Leveraged Long + Income MSTR ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
Defiance Leveraged Long + Income MSTR ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Defiance Leveraged Long + Income MSTR ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.50%
Defiance Leveraged Long + Income MSTR ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Defiance Leveraged Long + Income MSTR ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Defiance Leveraged Long + Income PLTR ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Defiance Leveraged Long + Income PLTR ETF | First American Government Obligations Fund - Class X, 4.05% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Defiance Leveraged Long + Income PLTR ETF | Palantir Technologies, Inc., Expiration 10/03/2025; Exercise Price: $130.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Defiance Leveraged Long + Income PLTR ETF | Palantir Technologies, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Defiance Leveraged Long + Income PLTR ETF | Palantir Technologies, Inc. Swap; Maturity Date: 09/22/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Defiance Leveraged Long + Income PLTR ETF | Palantir Technologies, Inc., Expiration 10/03/2025; Exercise Price: $180.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
Defiance Leveraged Long + Income PLTR ETF | Palantir Technologies, Inc., Expiration 10/03/2025; Exercise Price: $190.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Defiance Leveraged Long + Income PLTR ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
Defiance Leveraged Long + Income PLTR ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Defiance Leveraged Long + Income PLTR ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
Defiance Leveraged Long + Income PLTR ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Defiance Leveraged Long + Income SMCI ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Defiance Leveraged Long + Income SMCI ETF | First American Government Obligations Fund - Class X, 4.05% [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Defiance Leveraged Long + Income SMCI ETF | Super Micro Computer Inc., Expiration: 10/03/2025; Exercise Price: $32.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Defiance Leveraged Long + Income SMCI ETF | Super Micro Computer, Inc. Swap; Maturity Date: 09/21/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Defiance Leveraged Long + Income SMCI ETF | Super Micro Computer Inc., Expiration: 10/03/2025; Exercise Price: $50.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Defiance Leveraged Long + Income SMCI ETF | Super Micro Computer, Inc. Swap; Maturity Date: 09/09/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Defiance Leveraged Long + Income SMCI ETF | Super Micro Computer Inc., Expiration: 10/03/2025; Exercise Price: $54.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Defiance Leveraged Long + Income SMCI ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Defiance Leveraged Long + Income SMCI ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Defiance Leveraged Long + Income SMCI ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
Defiance Leveraged Long + Income SMCI ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%